BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of subsidiaries
Detailed below are the subsidiaries of the Company whose financial statement line items have been included in these consolidated financial statements.

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2018	2017	2016
Sistemas UK Limited	United Kingdom	Customer referral services and software development support	100.00%	100.00%	100.00%
Globant LLC	United States of America	Customer referral services and software development support	100.00%	100.00%	100.00%
Sistemas Colombia S.A.S.	Colombia	Software development and consultancy	100.00%	100.00%	100.00%
Global Systems Outsourcing S.R.L. de C.V.	Mexico	Software development and consultancy	100.00%	100.00%	100.00%
Software Product Creation S.L.	Spain	Software development and consultancy	100.00%	100.00%	100.00%
Globant España S.A. (sociedad unipersonal)	Spain	Investing activities	100.00%	100.00%	100.00%
Sistemas Globales Uruguay S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
IAFH Global S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales Chile Ases. Ltda.	Chile	Software development and consultancy	100.00%	100.00%	100.00%
Globers S.A.	Argentina	Travel organization services	100.00%	100.00%	100.00%
Globant Brasil Consultoria Ltda.	Brazil	Software development and consultancy	100.00%	100.00%	100.00%
Huddle Investment LLP (2)	United Kingdom	Investing activities	-	-	100.00%
Huddle Group S.A. (3)	Argentina	Software development and consultancy	-	100.00%	100.00%
Globant Peru S.A.C.	Peru	Software development and consultancy	100.00%	100.00%	100.00%
Globant India Private Limited	India	Software development and consultancy	100.00%	100.00%	100.00%
Dynaflows S.A. (4)	Argentina	Software development and consultancy	100.00%	66.73%	66.73%
We Are London Limited	United Kingdom	Service design consultancy	100.00%	100.00%	100.00%
L4 Mobile LLC (1)	United States of America	Software development and consultancy	-	100.00%	100.00%
Difier S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Globant Bel LLC (5)	Belarus	Software development and consultancy	100.00%	-	-
Globant Canada Corp. (6)	Canada	Software development and consultancy	100.00%	100.00%	-
Globant France S.A.S. (7)	France	Software development and consultancy	100.00%	-	-
Small Footprint S.R.L. (8)	Romania	Software development and consultancy	100.00%	-	-
Globant Ventures S.A.S. (9)	Argentina	Holding and investment activities	100.00%	-	-

(1)	L4 Mobile LLC was acquired on November 14, 2016 (see note 24.6) and was merged into Globant, LLC on January 21, 2018.

(2)	Huddle Investment LLP was dissolved on June 30, 2017.

(3)	On December 31, 2017, Huddle Group S.A. was merged into Sistemas Globales S.A. (currently under registration).

(4)	On October 26, 2018, the sellers exercised the put option on the non-controlling interest of Dynaflows (see note 24.3).

(5)
Globant Bel LLC (previously known as PointSource LLC) was acquired on May 11, 2018. Globant Bel LLC's financial statements were included in the consolidated financial statements as of December 31, 2017, as explained in note 24.8.

(6)	Globant Canada Corp. was incorporated on March 27, 2017.

(7)	Globant France S.A.S. was incorporated on October 1, 2018.

(8)	Small Footprint S.R.L. was acquired on October 15, 2018 (note 24.9).

(9)	Globant Ventures S.A.S. was incorporated on November 20, 2018 (currently under registration).

Schedule of Investment Categories
The following table explains the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company's financial asset as at January 1, 2018.

	Original classification under IAS 39	New classification under IFRS 9
Cash and cash equivalents	Loans and receivables	Amortised cost
Trade receivables	Loans and receivables	Amortised cost
Other receivables	Loans and receivables	Amortised cost
Investments
Mutual funds	Held for trading	FVTPL
LEBACs (1)	Available for sale	FVOCI
Other financial assets
Foreign exchange forwards and future contracts	Held for trading	FVTPL
Financial assets related to business combinations	FVTPL	FVTPL
Convertible notes	Loans and receivables	Amortised cost
Call option on minority interest	FVTPL	FVTPL

(1) LEBACs were initially classified as held-to-maturity investments (HTM). Under IAS 39, HTM were measured at amortised cost using the effective interest method, less any impairment. However, during December, 2015, the Company sold some of those LEBACs and consequently, changed the classification of the remaining LEBACs to Available-for-sale investments, since it was not permitted to classify investments as held-to-maturity in accordance with IAS 39. Changes in the carrying amount of AFS financial assets relating to changes in foreign currency rates, interest income calculated using the effective interest method were recognised in profit or loss. Other changes in the carrying amount of AFS financial assets were recognized in other comprehensive income. Consequently, under IFRS 9 LEBACs continue to be measured on the same basis than it was under IAS 39.